Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			24 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Restricted cash	$ 954,000	$ 1,177,000		$ 954,000
Long term restricted cash	0	33,429,000		0
Decrease in restricted cash	33,429,000	64,750,000	0
Allowance for doubtful accounts	49,000	613,000	458,000	49,000		49,000
Depreciation method	straight line
Scrap value per light weight ton			285	340
Interval between vessel drydockings / special surveys	Every 30 or 60 months
Amortization of deferred drydock and special survey costs	761,000	0	25,000
Annual growth factor of management fees	3.00%
Utilization rate of fleet	98.60%
Amortization and write-off of deferred financing cost and discount	3,091,000	4,035,000	787,000
Foreign currency exchange losses	13,000	13,000	1,000
Distribution policy members or limited partners description	As per the Partnership Agreement, within 45 days following the end of each quarter, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Retention and pledged accounts
Property Plant And Equipment [Line Items]
Restricted cash	954,000			954,000
Guarantee claim
Property Plant And Equipment [Line Items]
Decrease in restricted cash	831,000
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life	25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life	30 years
Ultra-Handymax Vessels
Property Plant And Equipment [Line Items]
Daily management fee	4,000	4,650
Panamax Vessels
Property Plant And Equipment [Line Items]
Daily management fee	4,100	4,550
Capesize Vessels
Property Plant And Equipment [Line Items]
Daily management fee	5,100	5,650
Container vessel of TEU 6,800
Property Plant And Equipment [Line Items]
Daily management fee	6,500
Container of more than TEU 8,000
Property Plant And Equipment [Line Items]
Daily management fee	7,200
Container of more than TEU 13,000
Property Plant And Equipment [Line Items]
Daily management fee					8,500
Maintenance and Replacement
Property Plant And Equipment [Line Items]
Capital expenditures	$ 24,047,000	$ 14,593,000	$ 18,869,000